[LATHAM & WATKINS LLP LETTERHEAD]

December 7, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Sify Limited Registration Statement on Form F-3

Ladies and Gentlemen:

     On behalf of Sify Limited, a limited liability company formed under the laws of the Republic of India (the “Company”), enclosed herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is a Registration Statement on Form F-3 relating to the resale registration of 4,538,200 equity shares of the Company.

     Should the Staff have any comments regarding the enclosed Registration Statement, please contact the undersigned at (650) 463-3071 or Anthony Richmond of this firm at (650) 463-2643.

Very truly yours,
/s/ Stephen A. Martin
Stephen A. Martin
of LATHAM & WATKINS LLP

cc:	Sify Limited